Related Party Transactions (Details) - Parent and its affiliates - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Net fees paid for services provided by the related parties	$ 0.5	$ 0.3	$ 0.5
Tax payment	$ 0.3	$ 0.2	$ 0.4